Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001

Dear Shareholder:

As of December 31, 2001, Active Assets Institutional Money Trust had net assets of over $1.1 billion, up approximately 45 percent from a year earlier. The average maturity of the Fund's portfolio was 47 days. For the seven-day period ended December 31, 2001, the Fund provided an effective yield of 2.26 percent and a current yield of 2.24 percent, while its 30-day moving average yield for December was 2.17 percent. For the six-month period ended December 31, 2001, the Fund provided a total return of 1.57 percent.

Market Overview

Yields available from money-market securities continued to trend down during the second half of 2001, resulting in a 475-basis-point decline for the full calendar year. By December 11, the Federal Open Market Committee had lowered its federal funds target to 1.75 percent, a 40-year low. These low yield levels reflected the Federal Reserve Board's accommodative posture as it tried to moderate the slowing pace of economic activity, which became evident during the spring and summer of 2001, and the adverse impact of the September 11 terrorist attacks.

Portfolio Composition and Structure

On December 31, 2001, approximately 23 percent of the Fund's portfolio was invested in federal agency obligations, 55 percent in high-quality commercial paper, 12 percent in short-term bank notes and a certificate of deposit issued by financially strong commercial banks and 10 percent in an overnight repurchase agreement. At the end of the fiscal period, approximately 99 percent of the portfolio's holdings were due to mature in less than four months. Consequently, we believe the portfolio is well positioned for stability of value with a very high degree of liquidity. The Fund does not invest in derivatives or structured notes that might fluctuate excessively with changing interest rates. We believe that the Fund continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

Looking Ahead

We expect the pace of economic activity during the first six months of 2002 to begin to reflect some improvement as the economy regains its footing. Barring further significant terrorist activity in the world, we believe that consumer and business confidence should continue to improve, resulting in a return to economic expansion. Such a recovery would likely lead to moderately higher levels of short-term interest rates, which could potentially materialize during the second half of 2002.

Active Assets Institutional Money Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001 continued

We appreciate your ongoing support of Active Assets Institutional Money Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            Commercial Paper (55.4%)
            Banking (4.3%)
$ 15,000    Bank of New York Co. Inc.
              01/28/02..................................................    2.01%       $   14,978,333
  15,000    Citicorp
              01/14/02..................................................     1.75           14,991,250
  20,000    J.P. Morgan Chase & Co.
              02/04/02..................................................     1.99           19,963,700
                                                                                        --------------
                                                                                            49,933,283
                                                                                        --------------
            Finance - Automotive (2.8%)
  32,000    American Honda Finance Corp.
              01/24/02 - 02/25/02.......................................  1.83 - 2.04       31,942,429
                                                                                        --------------
            Finance - Consumer (9.9%)
  47,000    FCAR Owner Trust
              01/10/02 - 01/30/02.......................................  2.19 - 2.39       46,945,993
  52,000    New Center Asset Trust
              01/18/02 - 03/19/02.......................................  2.02 - 2.35       51,842,545
  15,000    Wells Fargo Financial Inc.
              03/21/02..................................................     2.06           14,933,375
                                                                                        --------------
                                                                                           113,721,913
                                                                                        --------------
            Financial Conglomerates (4.2%)
  48,000    General Electric Capital Corp.
              01/13/02 - 04/30/02.......................................  2.21 - 3.43       47,776,539
                                                                                        --------------
            Insurance (1.7%)
  20,000    American General Finance Corp.
              02/01/02..................................................     1.84           19,969,333
                                                                                        --------------
            Integrated Oil (3.0%)
  35,000    Texaco Inc.
              01/04/02 - 01/11/02.......................................  1.85 - 2.08       34,990,763
                                                                                        --------------

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            International Banks(27.1%)
$ 35,000    ANZ (DE) Inc.
              02/06/02 - 03/05/02.......................................  1.96 - 2.04%  $   34,903,229
  50,000    Abbey National North America Corp.
              02/07/02 - 02/14/02.......................................  1.87 - 2.04       49,892,563
  49,000    Barclays U.S. Funding Corp.
              02/05/02 - 02/27/02.......................................  1.84 - 2.04       48,888,397
  45,000    CBA (Delaware) Finance Inc.
              02/13/02 - 02/15/02.......................................  1.90 - 1.93       44,897,942
  15,000    Dresdner U.S. Finance Inc.
              01/09/02..................................................     2.27           14,993,408
  30,000    Halifax PLC
              02/12/02 - 03/12/02.......................................  1.76 - 1.91       29,917,229
  20,000    Internationale Nederlanden (U.S.) Funding Corp.
              01/22/02..................................................     1.85           19,979,444
  45,000    UBS Finance (Delaware) LLC
              02/14/02 - 04/08/02.......................................  1.80 - 1.85       44,836,711
  25,000    Westpac Capital Corp.
              03/05/02..................................................     1.86           24,920,347
                                                                                        --------------
                                                                                           313,229,270
                                                                                        --------------
            Pharmaceuticals: Major (2.4%)
  28,000    Merck & Co. Inc.
              03/08/02 - 04/18/02.......................................  1.84 - 2.25       27,849,298
                                                                                        --------------
            Total Commercial Paper (Cost $639,412,828)...............................      639,412,828
                                                                                        --------------
            U.S. Government Agencies (22.9%)
 125,000    Federal Home Loan Mortgage Corp.
              01/02/02 - 04/26/02.......................................  1.51 - 4.21      124,434,627
 140,548    Federal National Mortgage Assoc.
              01/25/02 - 05/30/02.......................................  1.79 - 4.10      139,957,762
                                                                                        --------------
            Total U.S. Government Agencies (Cost $264,392,389).......................      264,392,389
                                                                                        --------------
            Short-Term Bank Notes (10.4%)
  50,000    U.S. Bank N.A. Cincinnati
              01/29/02 - 02/12/02.......................................  2.13 - 2.25       50,000,000
  45,000    LaSalle Bank N.A.
              01/16/02 - 02/19/02.......................................  2.31 - 2.53       45,000,000
  25,000    Wells Fargo Bank, N.A.
              01/15/02..................................................     2.25           25,000,000
                                                                                        --------------
            Total Short-Term Bank Notes (Cost $120,000,000)..........................      120,000,000
                                                                                        --------------

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
------------------------------------------------------------------------------------------------------
            Certificate of Deposit (1.7%)
$ 20,000    Chase Manhattan Bank (USA) N.A.
              03/13/02 (Cost $20,000,000)...............................    1.75%       $   20,000,000
                                                                                        --------------

            Repurchase Agreement (9.6%)
 110,630    Banc of America Securities LLC
              due 01/02/02 (dated 12/31/01; proceeds $110,641,063) (a)
              (Cost $110,630,000).......................................     1.80         110,630,000
                                                                                       --------------
            Total Investments (Cost $1,154,435,217) (b).................    100.0 %     1,154,435,217
            Other Assets in Excess of Liabilities.......................      0.0             323,679
                                                                            -----      --------------
            Net Assets..................................................    100.0 %    $1,154,758,896
                                                                            =====      ==============

---------------------

    (a)  Collateralized by $109,630,510 Government National Mortgage
         Assoc. 7.00% - 8.50% due 06/15/30 - 12/15/31 valued at
         $112,842,800.
    (b)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,154,435,217).....................................  $1,154,435,217
Cash........................................................          26,081
Interest receivable.........................................         649,241
Prepaid expenses............................................          30,638
                                                              --------------
    Total Assets............................................   1,155,141,177
                                                              --------------
Liabilities:
Payable for:
    Investment management fee...............................         164,994
    Dividends to shareholders...............................         160,201
Accrued expenses............................................          57,086
                                                              --------------
    Total Liabilities.......................................         382,281
                                                              --------------
    Net Assets..............................................  $1,154,758,896
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,154,649,596
Accumulated undistributed net investment income.............         109,300
                                                              --------------
    Net Assets..............................................  $1,154,758,896
                                                              ==============
Net Asset Value Per Share,
  1,154,758,896 shares outstanding (unlimited shares
  authorized of $.01 par value).............................           $1.00
                                                                       =====

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $19,309,824
                                                              -----------
Expenses
Investment management fee...................................      907,088
Professional fees...........................................       25,536
Custodian fees..............................................       24,992
Shareholder reports and notices.............................       14,465
Registration fees...........................................       13,389
Trustees' fees and expenses.................................        5,133
Transfer agent fees and expenses............................          513
Other.......................................................        8,059
                                                              -----------
    Total Expenses..........................................      999,175
                                                              -----------
    Net Investment Income...................................   18,310,649
    Net Realized Gain.......................................       27,936
                                                              -----------
Net Increase................................................  $18,338,585
                                                              ===========

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2001   JUNE 30, 2001
                                                               --------------     --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $   18,310,649     $   49,392,135
Net realized gain...........................................           27,936              2,082
                                                               --------------     --------------
    Net Increase............................................       18,338,585         49,394,217
                                                               --------------     --------------

Dividends and Distributions to Shareholders from:
Net investment income.......................................      (18,310,649)       (49,392,218)
Net realized gain...........................................          (27,936)            (1,999)
                                                               --------------     --------------
    Total Dividends and Distributions.......................      (18,338,585)       (49,394,217)
                                                               --------------     --------------
Net increase from transactions in shares of beneficial
  interest..................................................        8,417,774        332,912,827
                                                               --------------     --------------
    Net Increase............................................        8,417,774        332,912,827
Net Assets
Beginning of period.........................................    1,146,341,122        813,428,295
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $109,300 and $109,300, respectively).....................   $1,154,758,896     $1,146,341,122
                                                               ==============     ==============

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2001 aggregated $21,778,278,046, and $21,785,063,120, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2001   JUNE 30, 2001
                                                              -----------------   --------------
                                                                 (unaudited)
Shares sold.................................................    2,372,566,219      4,996,556,348
Shares issued in reinvestment of dividends and
  distributions.............................................       18,553,823         49,457,629
                                                               --------------     --------------
                                                                2,391,120,042      5,046,013,977
Shares repurchased..........................................   (2,382,702,268)    (4,713,101,150)
                                                               --------------     --------------
Net increase in shares outstanding..........................        8,417,774        332,912,827
                                                               ==============     ==============

Active Assets Institutional Money Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR    FEBRUARY 15, 2000*
                                                                MONTHS ENDED          ENDED            THROUGH
                                                              DECEMBER 31, 2001   JUNE 30, 2001     JUNE 30, 2000
                                                              -----------------   -------------   ------------------
                                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........................         $ 1.00            $ 1.00           $  1.00
                                                                     ------            ------           -------

Net income from investment operations.......................          0.016             0.058             0.023

Less dividends from net investment income...................         (0.016)+          (0.058)+          (0.023)
                                                                     ------            ------           -------

Net asset value, end of period..............................         $ 1.00            $ 1.00           $  1.00
                                                                     ======            ======           =======

Total Return................................................           1.57%(1)          5.95%            (2.31)%(1)

Ratios to Average Net Assets:
Expenses....................................................           0.17%(2)          0.19%             0.20 %(2)(3)

Net investment income.......................................           3.03%(2)          5.61%             6.12 %(2)(3)

Supplemental Data:
Net assets, end of period, in thousands.....................     $1,154,759        $1,146,341          $813,428

---------------------

     *   Commencement of operations.
     +   Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all of its expenses that were
         reimbursed or waived by the Investment Manager, the
         annualized expense and net investment income ratios would
         have been 0.31% and 6.01%, respectively for the period ended
         June 30, 2000.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin President

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page Vice President

Dale Albright Vice President

Thomas F. Caloia Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



ACTIVE ASSETS
INSTITUTIONAL
MONEY TRUST

Semiannual Report
December 31, 2001